Share Capital (Narrative) (Details)		1 Months Ended																																								7 Months Ended	12 Months Ended
	Dec. 09, 2016 CAD ($) yr	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) $ / shares shares	Nov. 30, 2017 USD ($)	Nov. 30, 2017 CAD ($) $ / shares	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($) $ / shares	Sep. 30, 2017 USD ($) yr	Sep. 30, 2017 CAD ($) yr $ / shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($) $ / shares	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CAD ($) $ / shares	Jun. 30, 2017 USD ($) yr	Jun. 30, 2017 CAD ($) yr $ / shares	May 31, 2017 USD ($)	May 31, 2017 CAD ($) $ / shares	Apr. 30, 2017 USD ($)	Apr. 30, 2017 CAD ($) $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($) $ / shares	Feb. 28, 2017 USD ($) $ / shares shares	Feb. 28, 2017 CAD ($) $ / shares shares	Jan. 31, 2017 USD ($)	Jan. 31, 2017 CAD ($) $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 30, 2016 CAD ($) yr	Nov. 30, 2016 USD ($)	Nov. 30, 2016 CAD ($) $ / shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 CAD ($) $ / shares	Jul. 31, 2016 USD ($) shares	Jul. 31, 2016 CAD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD ($) $ / shares	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD ($) $ / shares	Feb. 29, 2016 USD ($) yr	Feb. 29, 2016 CAD ($) yr $ / shares	Jan. 31, 2016 CAD ($) yr	Jul. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($)	Sep. 30, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 30, 2016 USD ($)	Dec. 30, 2016 CAD ($)	Dec. 09, 2016 USD ($)	Dec. 09, 2016 CAD ($)	Feb. 29, 2016 CAD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CAD ($)
Statement [Line Items]
Number of shares issued | shares		78,163,435	78,163,435																							64,866,802	64,866,802																78,163,435	78,163,435	64,866,802	64,866,802
Number of units granted in share-based payment arrangement		1,550,000	1,550,000	1,449,833	1,449,833	1,250,000	1,250,000	500,000	500,000	1,000,000	1,000,000			1,250,000	1,250,000	500,000	500,000	1,030,000	1,030,000	900,000	900,000	650,000	650,000	1,021,800	1,021,800	1,500,000	1,500,000		1,427,500	1,427,500	650,000	650,000	1,000,000	1,000,000	1,000,000	1,000,000	2,244,497	2,244,497	273,058	273,058
Equity Issuance, Price per Unit | $ / shares			$ 0.10		$ 0.12		$ 0.12		$ 0.15		$ 0.15		$ 0.19		$ 0.19		$ 0.21		$ 0.19		$ 0.19		$ 0.34		$ 0.21		$ 0.21			$ 0.23		$ 0.36		$ 0.40		$ 0.40		$ 0.36		$ 0.36
Proceeds from issuance of units		$ 114,688	$ 147,250	$ 136,996	$ 173,980	$ 119,736	$ 150,000	$ 61,687	$ 75,000	$ 118,007	$ 150,000			$ 179,955	$ 237,500	$ 76,603	$ 105,000	$ 146,186	$ 195,700	$ 128,077	$ 171,000	$ 169,195	$ 221,000	$ 162,030	$ 214,578	$ 238,373	$ 315,000		$ 244,966	$ 328,325	$ 177,048	$ 234,000	$ 303,630	$ 400,000	$ 305,421	$ 400,000	$ 622,166	$ 808,019	$ 70,908	$ 98,301
Number of warrants granted in share-based payment arrangement																																											13,539,233	13,539,233	8,446,105	8,446,105
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.12		$ 0.15		$ 0.15		$ 0.19		$ 0.19		$ 0.24		$ 0.24		$ 0.27		$ 0.25		$ 0.25		$ 0.40		$ 0.25		$ 0.30			$ 0.30		$ 0.55		$ 0.55		$ 0.55		$ 0.55		$ 0.55				$ 0.22		$ 0.44
Subscriptions received for pending private placement																																											$ 0		$ 0		$ 31,102
Fair value of warrants granted in share-based payment arrangement																																			167,222		489,252		$ 26,464
Payments for share issue costs																																											174,721
Shares issued for services (Shares) | shares																						140,000	140,000										400,000	400,000
Equity Issuance, Price per Share | $ / shares																						$ 0.23
Shares issued for services																						$ 32,155											$ 124,000										$ 32,155		124,000		111,764
Maximum number of shares reserved for issuance under incentive stock option plan | shares		6,779,255	6,779,255																																								6,779,255	6,779,255
Maximum percentage of shares reserved for issuance to any one optionee		5.00%	5.00%																																								5.00%	5.00%
Maximum percentage of shares reserved for issuance to all technical consultants		2.00%	2.00%																																								2.00%	2.00%
Stock-based compensation expense																																											$ 67,599		$ 869,130		387,648
Number of share options granted in share-based payment arrangement	1,830,000							200,000	200,000					120,000	120,000													1,830,000											120,000	120,000	1,975,000		320,000	320,000	4,605,000	4,605,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.20								$ 0.17						$ 0.22													$ 0.18												$ 0.51	$ 0.40			$ 0.19		$ 0.24
Weighted average fair value at measurement date, share options granted								$ 13,129						$ 13,018																									$ 31,489									$ 16,369	$ 17,238	$ 54,561	$ 73,250	$ 197,874	$ 260,531	$ 43,622	$ 395,116	$ 562,580
Risk free interest rate, share options granted	1.08%							0.65%	0.65%					0.65%	0.65%													1.11%											0.92%	0.92%	0.92%
Option life, share options granted | yr	5.0							5.0	5.0					5.0	5.0													5.0											5.0	5.0	5.0
Expected volatility, share options granted	93.00%							98.00%	98.00%					98.00%	98.00%													94.00%											94.00%	94.00%	94.00%
Expected dividend as percentage, share options granted	0.00%							0.00%	0.00%					0.00%	0.00%													0.00%											0.00%	0.00%	0.00%
Number of share options exercised in share-based payment arrangement																																											130,000	130,000	38,500	38,500
Proceeds from exercise of options																																											$ 39,610	$ 52,000	$ 13,682		$ 0
Weighted average remaining contractual life of outstanding warrants																																											1 year 6 months 22 days	1 year 6 months 22 days
Finders' fees [Member]
Statement [Line Items]
Payments for share issue costs																																			$ 10,000		6,150
Other share issue costs [Member]
Statement [Line Items]
Payments for share issue costs																																					$ 3,276
Finders' Warrants [Member]
Statement [Line Items]
Number of warrants granted in share-based payment arrangement		108,500	108,500	87,500	87,500	87,500	87,500	35,000	35,000	70,000	70,000			87,500	87,500	35,000	35,000	72,100	72,100	63,000	63,000	45,500	45,500	70,000	70,000	70,000	70,000		70,000	70,000	45,500	45,500	70,000	70,000	70,000	70,000	23,450	23,450
Weighted average exercise price of warrants granted in share-based payment arrangement			$ 0.12		$ 0.15		$ 0.15		$ 0.24		$ 0.19				$ 0.24		$ 0.27		$ 0.25		$ 0.25		$ 0.40		$ 0.25		$ 0.30			$ 0.30		$ 0.55		$ 0.55	$ 0.55			$ 0.55				$ 0.24
Fair value of warrants granted in share-based payment arrangement		$ 3,031		$ 2,913		$ 3,392		$ 1,898		$ 5,192				$ 6,505		$ 3,414		$ 4,543		$ 5,714		$ 4,894		$ 7,139		$ 5,569			$ 7,801		$ 5,333		$ 9,841		$ 10,940		$ 5,112
Non-brokered private placement 1 [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement												650,000	650,000
Proceeds from issuance of units												$ 95,565	$ 123,500
Number of warrants granted in share-based payment arrangement												45,500	45,500
Fair value of warrants granted in share-based payment arrangement												$ 3,472
Non-brokered private placement 2 [Member]
Statement [Line Items]
Number of units granted in share-based payment arrangement												900,000	900,000
Proceeds from issuance of units												$ 136,732	$ 171,000
Number of warrants granted in share-based payment arrangement												63,000	63,000
Fair value of warrants granted in share-based payment arrangement												$ 4,260
Options vesting after 6 months [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement																																							80,000	80,000
Options vesting after 1 year [Member]
Statement [Line Items]
Number of share options granted in share-based payment arrangement																																							40,000	40,000